SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Property and equipment, net (Details)	12 Months Ended
Dec. 31, 2022
Leasehold improvements
Property and equipment, net
Property and equipment, estimated useful life	Shorter of the lease term or their estimated useful lives
Buildings | Minimum
Property and equipment, net
Property and equipment, estimated useful life	20 years
Buildings | Maximum
Property and equipment, net
Property and equipment, estimated useful life	40 years
Furniture, fixtures and equipment | Minimum
Property and equipment, net
Property and equipment, estimated useful life	1 year
Furniture, fixtures and equipment | Maximum
Property and equipment, net
Property and equipment, estimated useful life	20 years
Motor vehicles
Property and equipment, net
Property and equipment, estimated useful life	5 years